Provisions - Narrative (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure of other provisions [line items]
Restructuring costs incurred	$ 98,455,000	$ 98,001,000
Restructuring provision
Disclosure of other provisions [line items]
Increase in termination benefits expense		94,248,000
Business combinations | Restructuring provision
Disclosure of other provisions [line items]
Increase in termination benefits expense	$ 56,268,000	$ 17,630,000